Asset retirement and environmental obligations - Changes in the year (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation
Current liabilities	$ 19,001	$ 20,357
Non-current liabilities	274,826	249,925
Asset retirement obligation and environmental obligations
Reconciliation
Balance at the beginning of the year	270,282	283,280
Additions	776
Payments	(14,550)	(4,678)
Foreign exchange effect	(4,299)	(27,396)
Interest accrual	13,425	20,703
Remeasurement discount rate	(3,635)	13,492
Changes in amount and time of cash flows	31,828
Reversals		(15,119)
Balance at the end of the year	293,827	270,282
Current liabilities	19,001	20,357
Non-current liabilities	274,826	249,925
Asset retirement obligation
Reconciliation
Balance at the beginning of the year	185,553
Additions	777
Payments	(2,893)
Foreign exchange effect	(1,258)
Interest accrual	9,528
Remeasurement discount rate	(1,158)
Changes in amount and time of cash flows	31,828
Balance at the end of the year	222,377	185,553
Non-current liabilities	222,377
Environmental obligation
Reconciliation
Balance at the beginning of the year	84,730
Payments	(11,657)
Foreign exchange effect	(3,043)
Interest accrual	3,897
Remeasurement discount rate	(2,477)
Balance at the end of the year	71,450	$ 84,730
Current liabilities	19,001
Non-current liabilities	$ 52,449